Land, Property, Plant and Equipment (Details 3) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Assets Acquired [Abstract]
Cash and cash equivalents	¥ 200
Construction in progress	160,556
Property, plant and equipment	42,892
Land use rights	199,483
Total assets acquired	403,131
Liabilities [Abstract]
Accounts payable	99,177
Amount due to the Company (note(i))	165,902
Total Liabilities assumed	265,079
Total fair value of net assets	¥ 138,052